Segment and Related Information	3 Months Ended	12 Months Ended
	Aug. 31, 2020	May 31, 2020
Segment Reporting [Abstract]
Segment and Related Information

NOTE 10 — SEGMENT AND RELATED INFORMATION

Historically, the Company had one operating segment. However, with the acquisition of PLAYlive and the opening of Company-owned retail stores, the Company’s operations are now managed through three operating segments: Franchise royalties and license fees, Company-owned stores and Esports revenue. These three operating segments and corporate are presented below as its reportable segments.

Summarized financial information concerning our reportable segments for the three months ended August 31 is shown in the following tables:

August 31, 2020:

	Revenues	Net Loss	Depreciation and Amortization	Capital Expenditures	Goodwill	Total Assets

Franchise royalties and fees	$87,000	$(3,000)	$-	$-	$699,000	$1,721,000
Company-owned stores	77,000	(38,000)	38,000	-	25,000	1,329,000
Esports revenue	37,000	(105,000)	55,000	-	4,456,000	5,665,000
Corporate	-	(509,000)	-	-	-	414,000
Total	$201,000	$(655,000)	$93,000	$-	$5,180,000	$9,129,000

August 31, 2019:

	Revenues	Net Loss	Depreciation and Amortization	Capital Expenditures	Goodwill	Total Assets

Franchise royalties and fees	$47,000	$500	$400	$-	$2,226,000	$2,263,000
Company-owned stores	4,000	(24,000)	7,200	97,000	-	440,000
Esports revenue	23,000	(62,500)	-	-	4,456,000	5,947,000
Corporate	-	(197,000)	1,000	-	-	1,000,000
Total	$74,000	$283,000	$8,600	$97,000	$6,682,000	$9,650,000

NOTE 12 — SEGMENT AND RELATED INFORMATION

Historically, the Company had one operating segment. However, with the acquisition of PLAYlive and the opening of two Company-owned retail stores, the Company’s operations are now managed through three operating segments: Franchise royalties and license fees, Company-owned stores and Esports revenue. These three operating segments and corporate are presented below as its reportable segments.

Summarized financial information concerning our reportable segments for the year ended May 31, 2020 is shown in the following table:

	Revenues	Net Income (loss)	Depreciation and Amortization	Capital Expenditures	Goodwill	Total Assets

Franchise royalties and fees	$523,000	$(124,000)	$-	$-	$699,000	$1,610,000
Company-owned stores	174,000	(330,000)	54,000	142,000	-	1,124,000
Esports revenue	165,000	(345,000)	215,000	9,000	4,456,000	5,750,000
Corporate	-	(1,856,000)	-	-	-	108,000
Total	$862,000	$(2,655,000)	$269,000	$151,000	$5,155,000	$8,592,000